UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08346

MORGAN STANLEY EASTERN EUROPE FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	3/31/09

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Eastern Europe Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
COMMON STOCKS (100.1%) (Unless Otherwise Noted)
Czech Republic (10.5%)
Commercial Banks
Komercni Banka A.S.	11,100	$1,106

Diversified Telecommunication Services
Telefonica O2 Czech Republic A.S.	62,017	1,229

Electric Utilities
CEZ A.S.	36,000	1,285
		3,620
Hungary (2.6%)
Pharmaceuticals
Richter Gedeon Nyrt	8,390	915

Kazakhstan (1.3%)
Metals & Mining
KazakhGold Group Ltd. GDR (a)	65,903	439

Poland (16.1%)
Commercial Banks
Bank Pekao S.A.	46,330	1,114
Bank Zachodni WBK S.A.	15,792	310
Powszechna Kasa Oszczednosci Bank Polski S.A.	198,761	1,225
		2,649
Construction & Engineering
PBG S.A. (a)	7,927	436

Diversified Telecommunication Services
Telekomunikacja Polska S.A.	50,538	273

Media
Cyfrowy Polsat S.A.	122,568	477
Multimedia Polska S.A.	242,121	433
		910
Multiline Retail
Eurocash S.A.	221,609	588

Textiles, Apparel & Luxury Goods
LPP S.A. (a)	2,567	708
		5,564
Russia (68.2%)
Beverages
Efes Breweries International N.V. GDR (a)	64,000	296

Electric Utilities
RusHydro (a)(b)	62,939,900	1,396

Food & Staples Retailing
Magnit OAO GDR (a)	248,266	1,435
X5 Retail Group N.V. GDR (a)	125,740	1,264
		2,699
Food Products
Wimm-Bill-Dann Foods OJSC ADR (a)	48,300	1,537

Independent Power Producers & Energy Traders
OGK-4 OJSC (a)	36,663,337	623

Media
CTC Media, Inc. (a)	192,628	878

Metals & Mining
Polyus Gold Co. ADR	89,954	2,060

Oil, Gas & Consumable Fuels
Gazprom OAO ADR	117,949	1,733
LUKOIL ADR	154,759	5,814
Rosneft Oil Co. GDR (a)	489,200	2,102
		9,649
Transportation Infrastructure
Novorossiysk Commercial Sea Port GDR	94,829	404

Wireless Telecommunication Services
Mobile Telesystems OJSC ADR	83,618	2,502
Vimpel-Communications OJSC ADR	223,500	1,462
		3,964
		23,506
Slovenia (1.4%)
Pharmaceuticals
Krka d.d. Novo mesto	6,899	483
TOTAL COMMON STOCKS (Cost $51,330)		34,527
TOTAL INVESTMENTS (100.1%) (Cost $51,330) +(c)		34,527
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(37)
NET ASSETS (100%)		$34,490

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 31, 2009.
(c)

The approximate market value and percentage of total investments, $26,088,000 and 75.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

@	Value is less than $500.
+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $51,330,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $16,803,000 of which $1,061,000 related to appreciated securities and $17,864,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
PLN	84	$24	4/1/09	USD	24	$24	$ —@
PLN	113	33	4/3/09	USD	32	32	(1)
USD	34	34	4/1/09	CZK	693	34	—@
		$91				$90	$(1)

CZK	—	Czech Koruna
PLN	—	Polish Zloty
USD	—	United States Dollar

Notes to Portfolio of Investments (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
	Securities	Instruments*
Valuation Inputs - Assets	(000)	(000)
Level 1 - Quoted Prices	$9,834	$—
Level 2 - Other Significant Observable Inputs	24,693	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$34,527	$—

	Investments in	Other Financial
	Securities	Instruments*
Valuation Inputs - Liabilities	(000)	(000)
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	(1)
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$(1)

*Other financial instruments include forwards.

For the period ended March 31, 2009 there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

Security Valuation – Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Eastern Europe Fund, Inc.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 19, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 19, 2009